Business Combinations - Fair Values of Assets Acquired and Liabilities Assumed (NattyMac) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 30, 2012
Consideration:
Cash consideration	$ 484,000	$ 512,000	$ 0
Fair value of assets acquired:
Bargain purchase gain	0	1,172,000	0
NattyMac, LLC
Consideration:
Cash consideration				512,000
Fair value of contingent consideration				2,095,000
Total consideration				2,607,000
Fair value of assets acquired:
Identified intangible assets				3,710,000
Property and equipment				57,000
Other assets				12,000
Total fair value of assets acquired				3,779,000
Bargain purchase gain				1,172,000
Acquisition-related expenses				$ 406,000